Employee Compensation - Summary of Ranges of Values used for each Option Pricing Assumption (Details)	9 Months Ended
	Jul. 31, 2026 yr $ / shares	Jul. 31, 2025 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield		3.60%
Expected share price volatility		16.70%
Risk-free rate of return	3.00%	2.80%
Exercise price | $ / shares	$ 181.30	$ 141.00
Low
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield	2.50%
Expected share price volatility	18.50%
Expected period until exercise (in years)	6.5	6.5
High
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield	2.60%
Expected share price volatility	18.60%
Expected period until exercise (in years)	7.0	7.0